CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 1,380	$ 827
Financial assets	535	432
Accounts receivable and other	1,635	1,960
Inventory	208	242
Assets, held for sale, recognised as of acquisition date	39	2,380
Current assets	3,797	5,841
Property, plant and equipment	22,279	23,013
Intangible assets other than goodwill	12,658	14,386
Investments accounted for using equity method	4,336	4,967
Investment property	403	416
Goodwill	6,166	6,553
Non-current financial assets	1,103	763
Other non-current assets	446	257
Deferred tax assets	134	112
Assets	51,322	56,308
Liabilities
Accounts payable and other	2,271	2,410
Current Non-recourse Borrowings And Current Portion of Non-current Non-recourse Borrowings	1,453	1,381
Financial liabilities	427	329
Liabilities included in disposal groups classified as held for sale	0	1,319
Current liabilities	4,151	5,439
Corporate borrowings	3,074	2,475
Non-current Portion Of Non-current Non-recourse Borrowings	16,407	17,163
Financial liabilities	1,956	1,844
Other liabilities	2,572	2,570
Deferred income tax liability	4,399	4,620
Preferred shares	20	20
Total liabilities	32,579	34,131
Partnership capital
Limited partners	3,823	5,048
General partner	17	24
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	1,520	2,039
Non-controlling interest, Class A shares of Brookfield Infrastructure Corporation, equity	576	0
Non-controlling interest, Exchange LP units, equity	12	18
Interest of others in operating subsidiaries	11,860	14,113
Preferred unitholders	935	935
Total partnership capital	18,743	22,177
Total liabilities and partnership capital	$ 51,322	$ 56,308